UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Taxable Municipal Bond Fund

Semiannual Report

May 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2021

Eaton Vance

Taxable Municipal Bond Fund

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	12/30/2020	12/30/2020	—	—	—	0.80%
Class A with 4.75% Maximum Sales Charge	—	—	—	—	—	–4.00
Class I at NAV	12/30/2020	12/30/2020	—	—	—	0.90

Bloomberg Barclays Taxable Municipal Bond Index	—	—	–0.28%	4.78%	5.25%	–1.24%
Bloomberg Barclays 5-10 Year Taxable Municipal Bond Index	—	—	0.27	4.64	4.32	–0.73

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					0.92%	0.67%
Net					0.80	0.55

% Distribution Rates/Yields[4]					Class A	Class I

Distribution Rate					0.00%	0.87%
Taxable-Equivalent Distribution Rate					0.00	1.48
SEC 30-day Yield					0.71	0.86
Taxable-Equivalent SEC 30-day Yield					1.20	1.46

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Taxable Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term taxable bond market. Bloomberg Barclays 5-10 Year Taxable Municipal Bond Index is an unmanaged index of taxable municipal bonds with maturities ranging between 5 to 10 Years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 30, 2020 – May 31, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2020 – May 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/30/20)	Ending Account Value (5/31/21)	Expenses Paid During Period (12/30/20 – 5/31/21)		Annualized Expense Ratio

Actual*
Class A	$1,000.00	$1,008.00	$3.37	***	0.80%
Class I	$1,000.00	$1,009.00	$2.32	***	0.55%

*

The Fund had not commenced operations on December 1, 2020. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from commencement of operations on December 30, 2020 to May 31, 2021). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 30, 2020.

	Beginning Account Value (12/1/20)	Ending Account Value (5/31/21)	Expenses Paid During Period (12/1/20 – 5/31/21)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.03	***	0.80%
Class I	$1,000.00	$1,022.20	$2.77	***	0.55%

**

Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on December 30, 2020.

***	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Portfolio of Investments (Unaudited)

Corporate Bonds — 13.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 9.8%

Little Co. of Mary Hospital of Indiana, Inc., 2.132%, 11/1/26	$400	$402,560

Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	500	516,458

St. Joseph’s University Medical Center, Inc., 4.584%, 7/1/27	500	561,550

		$1,480,568

Other Revenue — 3.3%

J. Paul Getty Trust (The), 0.391%, 1/1/24	$500	$498,304

		$498,304

Total Corporate Bonds — 13.1% (identified cost $1,967,138)		$1,978,872

Taxable Municipal Obligations — 76.2%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 27.0%

Academy Independent School District, TX, (PSF Guaranteed), 1.51%, 8/15/27	$250	$255,383

Bradley, IL, 1.35%, 12/15/27	250	247,663

Chicago, IL, 7.045%, 1/1/29	215	250,363

Detroit, MI, 2.511%, 4/1/25	530	533,487

Kauai County, HI, 1.50%, 8/1/27	600	609,936

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 1.602%, 8/1/29	400	398,340

Long Beach Community College District, CA, 1.878%, 5/1/29	500	510,820

Nashua, NH, 1.40%, 1/15/32	255	238,231

Ojai Unified School District, CA:

1.819%, 8/1/29	300	302,103

1.919%, 8/1/30	230	231,205

Tredyffrin-Easttown School District, PA, 1.534%, 2/15/27	500	504,655

		$4,082,186

Insured – Education — 3.3%

Connecticut State Health and Educational Facilities Authority, (Connecticut State University System), (BAM), 2.05%, 11/1/29	$500	$502,520

		$502,520

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 3.3%

Maine Health and Higher Educational Facilities Authority, (Eastern Maine Medical Center), (AGM), 2.085%, 7/1/29	$500	$503,285

		$503,285

Insured – Special Tax Revenue — 7.3%

Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.107%, 9/1/29	$500	$503,045

St. Clair County Board of Education, AL:

(BAM), 1.31%, 2/1/26	200	201,312

(BAM), 1.85%, 2/1/28	390	393,502

		$1,097,859

Lease Revenue / Certificates of Participation — 2.5%

Beaufort County, NC, Limited Obligation Bonds, 2.00%, 6/1/29	$375	$381,784

		$381,784

Senior Living / Life Care — 4.7%

Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$355	$361,312

California Public Finance Authority, (Enso Village), Green Bonds, 2.875%, 5/15/27(1)(2)	355	355,128

		$716,440

Special Tax Revenue — 6.6%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 1.525%, 7/1/27	$500	$506,525

New York City Transitional Finance Authority, NY, Future Tax Revenue, 0.35%, 11/1/23	500	498,890

		$1,005,415

Student Loan — 2.7%

Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$402,292

		$402,292

Transportation — 11.8%

Broward County, FL, Airport System Revenue, 2.734%, 10/1/30	$500	$522,905

Miami-Dade County, FL, Aviation Revenue, 2.449%, 10/1/29	500	518,100

New Jersey Turnpike Authority, 1.713%, 1/1/29	500	493,365

San Jose, CA, Airport Revenue, 1.209%, 3/1/25	250	252,152

		$1,786,522

5	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 7.0%

Arkansas Community Water System Public Water Authority:

1.67%, 10/1/28(1)	$300	$301,353

1.98%, 10/1/29(1)	250	251,095

Columbia, SC, Waterworks and Sewer System Revenue, 1.72%, 2/1/29	500	501,655

		$1,054,103

Total Taxable Municipal Obligations — 76.2% (identified cost $11,466,962)		$11,532,406

Short-Term Investments — 16.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	2,473,877	$2,473,877

Total Short-Term Investments — 16.3% (identified cost $2,473,877)		$2,473,877

Total Investments — 105.6% (identified cost $15,907,977)		$15,985,155

Other Assets, Less Liabilities — (5.6)%		$(848,407)

Net Assets — 100.0%		$15,136,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At May 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.9%

Others, representing less than 10% individually	59.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 10.0% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $355,128 or 2.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

PSF	–	Permanent School Fund

6	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2021

Unaffiliated investments, at value (identified cost, $13,434,100)	$13,511,278

Affiliated investment, at value (identified cost, $2,473,877)	2,473,877

Interest receivable	46,925

Dividends receivable from affiliated investment	186

Receivable from affiliate	32,954

Total assets	$16,065,220

Liabilities

Payable for when-issued securities	$905,000

Payable to affiliates:

Investment adviser and administration fee	5,764

Trustees’ fees	205

Accrued expenses	17,503

Total liabilities	$928,472

Net Assets	$15,136,748

Sources of Net Assets

Paid-in capital	$15,014,981

Distributable earnings	121,767

Net Assets	$15,136,748

Class A Shares

Net Assets	$10,081

Shares Outstanding	1,000

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.08

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.58

Class I Shares

Net Assets	$15,126,667

Shares Outstanding	1,500,488

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

7	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Statement of Operations (Unaudited)

Investment Income	Period Ended May 31, 2021(1)

Interest	$45,273

Dividends from affiliated investment	3,985

Total investment income	$49,258

Expenses

Investment adviser and administration fee	$28,352

Distribution and service fees

Class A	11

Trustees’ fees and expenses	822

Custodian fee	7,113

Transfer and dividend disbursing agent fees	298

Legal and accounting services	20,861

Printing and postage	4,259

Registration fees	44,344

Miscellaneous	5,130

Total expenses	$111,190

Deduct —

Allocation of expenses to affiliate	$76,528

Total expense reductions	$76,528

Net expenses	$34,662

Net investment income	$14,596

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$44,974

Net realized gain	$44,974

Change in unrealized appreciation (depreciation) —

Investments	$77,178

Net change in unrealized appreciation (depreciation)	$77,178

Net realized and unrealized gain	$122,152

Net increase in net assets from operations	$136,748

(1)	For the period from the commencement of operations on December 30, 2020 to May 31, 2021.

8	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended May 31, 2021 (Unaudited)(1)

From operations —

Net investment income	$14,596

Net realized gain	44,974

Net change in unrealized appreciation (depreciation)	77,178

Net increase in net assets from operations	$136,748

Distributions to shareholders —

Class I	$(14,981)

Total distributions to shareholders	$(14,981)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,000

Class I	14,990,000

Net asset value of shares issued to shareholders in payment of distributions declared

Class I	14,981

Net increase in net assets from Fund share transactions	$15,014,981

Net increase in net assets	$15,136,748

Net Assets

At beginning of period	$—

At end of period	$15,136,748

(1)	For the period from the commencement of operations on December 30, 2020 to May 31, 2021.

9	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Financial Highlights

	Class A
	Period Ended May 31, 2021 (Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.001)

Net realized and unrealized gain	0.081

Total income from operations	$0.080

Net asset value — End of period	$10.080

Total Return(3)(4)	0.80	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.80	%(6)

Net investment loss	(0.01	)%(6)

Portfolio Turnover	190	%(5)

(1)	For the period from the commencement of operations on December 30, 2020 to May 31, 2021.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.21% of average daily net assets for the period ended May 31, 2021). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Financial Highlights — continued

	Class I
	Period Ended May 31, 2021 (Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.010

Net realized and unrealized gain	0.080

Total income from operations	$0.090

Less Distributions

From net investment income	$(0.010)

Total distributions	$(0.010)

Net asset value — End of period	$10.080

Total Return(3)(4)	0.90	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,127

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.55	%(6)

Net investment income	0.23	%(6)

Portfolio Turnover	190	%(5)

(1)	For the period from the commencement of operations on December 30, 2020 to May 31, 2021.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.21% of average daily net assets for the period ended May 31, 2021). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Taxable Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s primary investment objective is to seek total return with an emphasis on income. The Fund commenced operations on December 30, 2020. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an

12

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

H  Interim Financial Statements — The interim financial statements relating to May 31, 2021 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are ordinarily paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,907,985

Gross unrealized appreciation	$107,509

Gross unrealized depreciation	(30,339)

Net unrealized appreciation	$77,170

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for management and investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.450% of the Fund’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the period ended May 31, 2021, the investment adviser and administration fee amounted to $28,352 or 0.45% (annualized) of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.80% and 0.55% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after December 31, 2021. Pursuant to this agreement, EVM was allocated $76,528 of the Fund’s operating expenses for the period ended May 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended May 31, 2021, EVM earned $68 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charge on sales of Class A shares for the period ended May 31, 2021. EVD received distribution and service fees from Class A shares (see Note 4).

13

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended May 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended May 31, 2021 amounted to $11 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended May 31, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $28,778,300 and $15,386,576, respectively, for the period ended May 31, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Period Ended May 31, 2021 (Unaudited)(1)

Sales	1,000

Net increase	1,000

Class I	Period Ended May 31, 2021 (Unaudited)(1)

Sales	1,499,000

Issued to shareholders electing to receive payments of distributions in Fund shares	1,488

Net increase	1,500,488

(1)	For the period from the commencement of operations on December 30, 2020 to May 31, 2021.

At May 31, 2021, EVM owned 99.9% of the value of the outstanding shares of the Fund.

14

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $2,473,877, which represents 16.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the period ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$—	$18,142,128	$(15,668,251)	$—	$—	$2,473,877	$3,985	2,473,877

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$1,978,872	$—	$1,978,872

Taxable Municipal Obligations	—	11,532,406	—	11,532,406

Short-Term Investments	—	2,473,877	—	2,473,877

Total Investments	$—	$15,985,155	$—	$15,985,155

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

15

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Board of Trustees (the “Board”) of Eaton Vance Mutual Funds Trust (the “Trust”) held on December 15 and 16, 2020 (the “Meeting”), the Board, including a majority of the independent trustees (the “Independent Trustees”), voted to approve (i) an investment advisory and administrative agreement (the “Initial Agreement”) between Eaton Vance Taxable Municipal Bond Fund, a series of the Trust (the “Fund”), and Eaton Vance Management (the “Adviser”) and (ii) an identical investment advisory and administrative agreement (the “Identical Agreement”) between the Fund and the Adviser which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. The Board noted that the Initial Agreement and the Identical Agreement (together, the “Agreements”) were identical in all material respects, including with respect to the fee rates to be paid by the Fund pursuant to each Agreement. In voting its approval of the Agreements, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Prior to voting its approval of the Agreements, the Board received information from the Adviser that the Board considered reasonably necessary to evaluate the terms of the Agreements. The Board considered information furnished by the Adviser for the Meeting relating specifically to the Fund, as well as information furnished by the Adviser for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process with respect to other registered investment companies advised by the Adviser or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), noting that the most recent contract review process had culminated at the April 2020 Board meeting (the “2020 Annual Approval Process”). In addition, the Board considered information provided with respect to the anticipated acquisition of Eaton Vance Corp., the parent company of the Adviser, by Morgan Stanley (the “Transaction”) at a series of meetings held in the fourth quarter of 2020, as well as post-Transaction considerations with respect to the Adviser, during which the Board approved at its meeting on November 24, 2020 a form of investment advisory and administration agreement for certain other Eaton Vance open-end Funds, noting that such form of agreement was identical to the Agreements in all material respects.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and other fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and other fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided by the Adviser, including with respect to the Fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about current policies and practices, as well as any anticipated changes to such policies and practices after the closing of the Transaction, of the Adviser with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Fund’s affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the ability of the Eaton Vance Funds to execute portfolio transactions with Morgan Stanley and its affiliates, after the closing of the Transaction;

•	Information about the allocation of brokerage transactions and the benefits received as a result of brokerage allocation, including information with respect to “soft dollars”;

Information about the Adviser

•

Information about the financial results and condition of the Adviser since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the closing of the Transaction, including with respect to the ownership structure and resources of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their responsibilities with respect to managing other pooled investment vehicles and/or investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

16

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates;

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that could relate to the Fund, including the expected impacts on the businesses conducted by the Adviser and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Eaton Vance Funds and their respective shareholders;

•	A commitment that the Eaton Vance Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the closing of the Transaction, at least 75% of the Eaton Vance Funds’ Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Eaton Vance Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Adviser and its affiliates as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Adviser and its affiliates;

•	Information regarding any changes that are expected with respect to the Eaton Vance Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Eaton Vance Funds;

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Eaton Vance Funds and/or the businesses of the Adviser and its affiliates as they relate to the Eaton Vance Funds;

•

Information on the anticipated benefits of the Transaction to the Eaton Vance Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Eaton Vance Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the Identical Agreement

•	A representation that, after the closing of the Transaction, the Fund will continue to be advised by the Adviser;

•	Information confirming that the fee rates payable under the Identical Agreement are not changed as compared to the Initial Agreement;

•

A representation that the nature, extent and quality of services to be provided by the Adviser to the Fund, including with respect to compliance and other non-advisory services, is not expected to diminish in connection with transitioning from the Initial Agreement to the Identical Agreement;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•

Confirmation that the Adviser and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the closing of the Transaction;

•	Confirmation that the current senior management team at the Adviser has indicated its strong support of the Transaction;

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered; and

•	Information regarding the terms of the Agreements.

17

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreements with the Adviser, including their fee structures, are in the interests of shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the Initial Agreement and, separately, the Identical Agreement for the Fund. The conclusions reached with respect to each Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Initial Agreement for the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. In evaluating the nature, extent and quality of services to be provided by the Adviser under the Identical Agreement, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Adviser, and that Morgan Stanley and the Adviser have advised the Board that, following the closing of the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Adviser to the Fund and its shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Adviser and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the closing of the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Adviser and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments to be held by the Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to other Eaton Vance Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and its affiliates and other factors, including the reputation and resources of the Adviser and its affiliates to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Adviser regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Eaton Vance Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates. With respect to the foregoing, including the compliance programs of the Adviser, the Board noted information regarding the impact of the Transaction, as well as the Adviser’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Adviser and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services to be provided or overseen by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

After consideration of the foregoing factors, among others, and based on its review of the materials provided and the assurances received from, and recommendations of, the Adviser, the Board concluded that the nature, extent and quality of services expected to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of each Agreement.

Fund Performance

The Board noted that, because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

18

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board noted that Morgan Stanley and the Adviser are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Adviser and Morgan Stanley that such cost savings are not expected to be realized immediately upon the closing of the Transaction and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services to be provided to the Fund that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund were not deemed to be excessive by the Board.

The Board also considered direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board noted that Morgan Stanley and the Adviser are expected to benefit from possible growth of the Fund following the closing of the Transaction resulting from enhanced distribution capabilities. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the structure of the advisory fee under each Agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in the benefits from economies of scale in the future, if any, when they are realized by the Adviser, and that the Transaction is not expected to impede the Fund from continuing to benefit from any future economies of scale realized by the Adviser.

19

Eaton Vance

Taxable Municipal Bond Fund

May 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Kimberly M. Roessiger

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

21

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

22

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

39040    5.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021